Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Related Party Transaction [Line Items]
Related Party Transaction Amounts	$ 348,968	€ 262,500
Term of Agreement with Rotrua Limited	3 years	3 years